Class I,A,L Prospectus | Emerging Markets Leaders Portfolio
Emerging Markets Leaders Portfolio
Objective
The Emerging Markets Leaders Portfolio (the "Portfolio") seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—How To Purchase Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of this Prospectus entitled "Shareholder Information—How To Purchase Class A Shares."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class I,A,L Prospectus Emerging Markets Leaders Portfolio	Class I	Class A		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%		2.00%
[1]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A Shares" for further information about the CDSC waiver categories.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class I,A,L Prospectus Emerging Markets Leaders Portfolio		Class I	Class A	Class L
Advisory Fee		0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%
Other Expenses	[1]	0.64%	1.33%	1.03%
Total Annual Portfolio Operating Expenses	[2]	1.54%	2.48%	2.68%
Fee Waiver and/or Expense Reimbursement	[2]	0.34%	0.93%	0.63%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.55%	2.05%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A and 2.05% for Class L. The fee waivers and/or expense reimbursements will continue for at least three years or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class I,A,L Prospectus Emerging Markets Leaders Portfolio (USD $)	1 Year	3 Years
Class I	122	381
Class A	674	989
Class L	208	643

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.

Principal Investment Strategies

The Adviser and the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Company ("MSIM Company") and Morgan Stanley Investment Management Limited ("MSIM Limited"), seek to achieve the Portfolio's investment objective by investing primarily in equity securities of companies located in emerging market countries.

The Adviser and/or Sub-Advisers generally use a fundamental bottom-up stock selection process informed by macro thematic research on overall emerging markets.

The Adviser and/or Sub-Advisers will employ this consistent and targeted approach seeking companies they expect to become leading companies in emerging markets as well as developed country domiciled companies where a large portion of the companies' growth is taking place in emerging market countries. The Adviser and/or Sub-Advisers seek to construct a focused portfolio of equity securities designed to take advantage of thematic opportunities in emerging markets by seeking to invest in companies that they believe have the potential to outperform emerging markets generally over the long-term.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser and/or Sub-Advisers generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The equity securities in which the Portfolio may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Portfolio may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector.

For purposes of maintaining exposure of at least 80% of the Portfolio's assets to equity securities of companies located in emerging market countries, the Portfolio may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies located in emerging market countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. The Board of Directors approved an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP (the "Private Fund"). The reorganization is expected to occur on or about January 6, 2015. Upon reorganization, the Portfolio will adopt the performance history of the Private Fund.

Upon the completion of the reorganization, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.